Stock Option Plan - Additional Information (Detail) - $ / shares		12 Months Ended
	May 12, 2021	Dec. 31, 2025	Dec. 31, 2024
Disclosure of stock option plan [Line Items]
Number of instruments common shares maximum granted	250,000
Weighted average grant date fair value per share option		$ 69.51	$ 97.75